UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2019

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 80.4%
COMMUNICATION SERVICES — 8.3%
21st Century Fox America
4.50%, 2/15/21	$525,000	$534,006
Alphabet
3.63%, 5/19/21	425,000	429,225
AT&T
3.32%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	300,000	302,594
3.00%, 2/15/22	600,000	585,802
2.80%, 2/17/21	550,000	540,463
2.45%, 6/30/20	550,000	541,573
Comcast
5.15%, 3/1/20	530,000	543,278
Rogers Communications
4.10%, 10/1/23	250,000	252,797
Verizon Communications
2.95%, 3/15/22	1,740,000	1,704,769
2.86%, VAR ICE LIBOR USD 3 Month+0.550%, 5/22/20	225,000	226,032
Walt Disney MTN
1.80%, 6/5/20	450,000	441,172
		6,101,711
CONSUMER DISCRETIONARY — 5.1%
Amazon.com
2.40%, 2/22/23	250,000	238,818
American Honda Finance MTN
1.20%, 7/12/19	500,000	494,269
BMW US Capital LLC
2.00%, 4/11/21 (A)	490,000	472,599
General Motors Financial
3.70%, 5/9/23	100,000	96,683
2.35%, 10/4/19	500,000	495,105
Home Depot
2.47%, VAR ICE LIBOR USD 3 Month+0.150%, 6/5/20	225,000	225,354
McDonald's MTN
2.63%, 1/15/22	150,000	145,882
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	355,618
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	394,652
Toyota Motor Credit
1.95%, 4/17/20	800,000	787,866
		3,706,846
CONSUMER STAPLES — 6.0%
Anheuser-Busch InBev Finance
3.30%, 2/1/23	1,100,000	1,072,544
2.65%, 2/1/21	600,000	588,216
Coca-Cola
1.88%, 10/27/20	325,000	317,695
1.55%, 9/1/21	475,000	454,116
Mondelez International
3.00%, 5/7/20	710,000	707,202
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (A)	300,000	285,515
PepsiCo
3.10%, 7/17/22	720,000	714,833
2.00%, 4/15/21	110,000	106,717
Walmart
3.40%, 6/26/23	175,000	174,410
		4,421,248
ENERGY — 9.6%
BP Capital Markets PLC
2.75%, 5/10/23	350,000	337,029
Chevron
2.36%, 12/5/22	400,000	383,825
2.10%, 5/16/21	400,000	388,288
Enbridge
2.90%, 7/15/22	100,000	96,529
Enbridge Energy Partners
4.38%, 10/15/20	235,000	238,142
4.20%, 9/15/21	490,000	495,680
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	211,691
4.05%, 2/15/22	559,000	564,370
2.85%, 4/15/21	100,000	98,413
2.55%, 10/15/19	515,000	512,055
Kinder Morgan Energy Partners
6.50%, 4/1/20	275,000	286,517
5.00%, 10/1/21	200,000	206,359
3.95%, 9/1/22	600,000	600,978
Magellan Midstream Partners
6.55%, 7/15/19	300,000	307,019
Occidental Petroleum
4.10%, 2/1/21	780,000	790,787
Shell International Finance
2.38%, 8/21/22	775,000	747,201
2.13%, 5/11/20	470,000	462,775
TransCanada PipeLines
2.50%, 8/1/22	325,000	310,589
		7,038,247
FINANCIALS — 26.1%
Bank of America MTN
3.30%, 1/11/23	425,000	415,488
3.12%, VAR ICE LIBOR USD 3 Month+1.160%, 1/20/23	935,000	913,649
2.63%, 10/19/20	530,000	522,857
Bank of New York Mellon MTN
2.60%, 2/7/22	600,000	583,790
Bank of Nova Scotia
2.80%, 7/21/21	630,000	619,599
BB&T MTN
2.75%, 4/1/22	200,000	194,730
2.63%, 6/29/20	200,000	197,897
Canadian Imperial Bank of Commerce
2.10%, 10/5/20	370,000	361,618
CDP Financial
4.40%, 11/25/19 (A)	640,000	649,147
Citigroup
3.14%, VAR ICE LIBOR USD 3 Month+0.722%, 1/24/23	1,000,000	976,214
2.90%, 12/8/21	275,000	268,720
2.70%, 3/30/21	755,000	739,387
2.65%, 10/26/20	225,000	221,589
2.40%, 2/18/20	185,000	182,964
2.35%, 8/2/21	275,000	265,812
Commonwealth Bank of Australia
2.75%, 3/10/22 (A)	150,000	145,351
Goldman Sachs Group
3.20%, 2/23/23	250,000	242,789
3.00%, 4/26/22	925,000	900,365

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HSBC Holdings PLC
3.60%, 5/25/23	$250,000	$246,239
3.40%, 3/8/21	500,000	497,361
JPMorgan Chase
3.56%, VAR ICE LIBOR USD 3 Month+0.730%, 4/23/24	600,000	591,146
3.25%, 9/23/22	375,000	369,844
2.55%, 3/1/21	550,000	539,126
2.40%, 6/7/21	1,125,000	1,096,009
Manulife Financial
4.90%, 9/17/20	588,000	603,410
Metropolitan Life Global Funding I
2.00%, 4/14/20 (A)	400,000	392,830
Metropolitan Life Global Funding I MTN
2.50%, 12/3/20 (A)	250,000	245,702
Morgan Stanley MTN
2.75%, 5/19/22	975,000	942,474
National Bank of Canada
2.20%, 11/2/20	310,000	302,316
PNC Bank
2.50%, 1/22/21	500,000	490,434
2.15%, 4/29/21	250,000	242,302
Royal Bank of Canada MTN
2.75%, 2/1/22	750,000	732,859
State Street
1.95%, 5/19/21	600,000	579,130
SunTrust Bank
3.00%, 2/2/23	170,000	165,184
2.45%, 8/1/22	525,000	502,816
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	195,505
3.00%, 4/15/21 (A)	200,000	196,833
Wells Fargo
2.50%, 3/4/21	905,000	881,964
Wells Fargo MTN
2.60%, 7/22/20	920,000	907,578
		19,123,028
HEALTH CARE — 8.0%
Abbott Laboratories
2.90%, 11/30/21	800,000	786,120
Amgen
2.65%, 5/11/22	650,000	627,128
1.85%, 8/19/21	530,000	507,126
Anthem
4.35%, 8/15/20	250,000	254,193
3.70%, 8/15/21	180,000	180,390
CVS Health
3.70%, 3/9/23	175,000	172,660
2.80%, 7/20/20	925,000	915,616
Gilead Sciences
3.25%, 9/1/22	395,000	390,829
Halfmoon Parent
3.40%, 9/17/21 (A)	425,000	421,872
Humana
2.90%, 12/15/22	350,000	337,240
Johnson & Johnson
2.05%, 3/1/23	100,000	95,408
1.95%, 11/10/20	400,000	391,128
Merck & Co.
2.80%, 5/18/23	525,000	509,956
Novartis Capital
2.40%, 5/17/22	320,000	309,369
		5,899,035
INDUSTRIALS — 5.4%
Canadian National Railway
2.85%, 12/15/21	115,000	112,730
Caterpillar Financial Services
1.70%, 8/9/21	100,000	95,734
Caterpillar Financial Services MTN
2.40%, 6/6/22	500,000	482,611
Deere & Co.
2.60%, 6/8/22	410,000	398,715
GE Capital International Funding Unlimited
2.34%, 11/15/20	465,000	451,151
John Deere Capital
2.55%, 1/8/21	200,000	197,170
John Deere Capital MTN
2.66%, VAR ICE LIBOR USD 3 Month+0.290%, 6/22/20	125,000	125,262
1.95%, 6/22/20	500,000	491,774
Lockheed Martin
3.35%, 9/15/21	250,000	249,831
3.10%, 1/15/23	300,000	293,700
2.50%, 11/23/20	400,000	392,740
Raytheon
3.13%, 10/15/20	670,000	669,716
		3,961,134
INFORMATION TECHNOLOGY — 3.5%
Apple
2.40%, 1/13/23	325,000	311,111
2.25%, 2/23/21	910,000	891,951
Microsoft
2.40%, 2/6/22	225,000	219,105
2.00%, 8/8/23	500,000	468,520
1.55%, 8/8/21	740,000	708,826
		2,599,513
MATERIALS — 1.4%
BHP Billiton Finance USA
3.85%, 9/30/23	325,000	330,186
3.25%, 11/21/21	225,000	223,796
Sherwin-Williams
2.25%, 5/15/20	450,000	442,350
		996,332
REAL ESTATE — 3.7%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	477,337
Boston Properties
3.85%, 2/1/23	700,000	699,466
ERP Operating
3.00%, 4/15/23	350,000	340,160
Ventas Realty
4.25%, 3/1/22	255,000	259,099
3.25%, 8/15/22	480,000	470,150
Welltower
5.25%, 1/15/22	155,000	161,219
4.95%, 1/15/21	270,000	276,132
		2,683,563
UTILITIES — 3.3%
Commonwealth Edison
3.40%, 9/1/21	138,000	138,026
Consolidated Edison Co. of New York
4.45%, 6/15/20	275,000	280,064

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
Duke Energy Carolinas LLC
3.05%, 3/15/23	$500,000	$490,825
2.50%, 3/15/23	375,000	359,390
PacifiCorp
2.95%, 2/1/22	100,000	98,635
Virginia Electric & Power
2.95%, 1/15/22	650,000	638,853
2.75%, 3/15/23	450,000	434,035
		2,439,828
TOTAL CORPORATE OBLIGATIONS		58,970,485

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Note
2.75%, 4/30/23 to 7/31/23	2,125,000	2,104,028
2.63%, 2/28/23	550,000	542,223
2.13%, 12/31/22	330,000	318,966
1.75%, 11/15/20 to 6/30/22	305,000	295,924
1.63%, 11/15/22	200,000	189,758
1.50%, 3/31/23	560,000	525,853

U.S. Treasury Note
2.35%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 4/30/20	200,000	200,039
2.32%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 1/31/20	560,000	560,069

TOTAL U.S. TREASURY OBLIGATIONS		4,736,860

REGIONAL GOVERNMENT OBLIGATIONS — 5.2%
Province of Alberta Canada
2.20%, 7/26/22	350,000	336,499
Province of Alberta Canada MTN
1.75%, 8/26/20 (A)	300,000	292,754
Province of Manitoba Canada
2.05%, 11/30/20	300,000	293,421
Province of Ontario Canada
2.50%, 9/10/21	675,000	661,343
Province of Quebec Canada
3.50%, 7/29/20	1,878,000	1,891,691
2.75%, 8/25/21	325,000	321,226

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,796,934

REGISTERED INVESTMENT COMPANY — 3.1%
iShares Short-Term Corporate Bond ETF	44,500	2,297,980

TOTAL REGISTERED INVESTMENT COMPANY		2,297,980

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.5%
FANNIE MAE — 1.5%
3.76%, 6/25/21 (B)	352,242	356,112
3.50%, 12/1/25 (B)	426,930	427,596
2.61%, 10/25/21 (B) (C)	308,925	304,018

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,087,726

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 2.6%
Counterparty: Bank of Nova Scotia
2.17% dated 10/31/18, due 11/1/18 in the amount of $1,871,113, fully collateralized by a $2,005,900 U.S. Treasury Bond, coupon 3.00%, maturity 5/15/45, value $1,880,844.	$1,871,000	$1,871,000
TOTAL REPURCHASE AGREEMENT		1,871,000

TOTAL INVESTMENTS
(Cost $74,131,630) — 99.2%		72,760,985
OTHER ASSETS AND LIABILITIES, NET — 0.8%		594,591
NET ASSETS — 100.0%		$73,355,576

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities amounted to $4,048,379 or 5.6% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ETF — Exchange-Traded Fund
ICE — Intercontinental Exchange
LLC — Limited Liability Company
LIBOR — London Interbank Offered Rate

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

MTN — Medium Term Note
PLC — Public Limited Company
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$58,970,485	$—	$58,970,485
U.S. Treasury Obligations	—	4,736,860	—	4,736,860
Regional Government Obligations	—	3,796,934	—	3,796,934
Registered Investment Company	2,297,980	—	—	2,297,980
U.S. Government Mortgage Backed Obligations	—	1,087,726	—	1,087,726
Repurchase Agreement	—	1,871,000	—	1,871,000
Total Investments in Securities	$2,297,980	$70,463,005	$—	$72,760,985

For the period ended of October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 79.3%
COMMUNICATION SERVICES — 9.4%
21st Century Fox America
4.00%, 10/1/23	$75,000	$75,698
3.00%, 9/15/22	185,000	180,298
Alphabet
2.00%, 8/15/26	175,000	155,455
Amazon.com
3.15%, 8/22/27	245,000	230,725
AT&T
4.25%, 3/1/27	150,000	145,464
3.90%, 3/11/24	278,000	274,153
3.40%, 5/15/25	430,000	403,738
Comcast
2.35%, 1/15/27	450,000	393,451
Rogers Communications
3.63%, 12/15/25	350,000	337,622
Verizon Communications
4.33%, 9/21/28	200,000	197,863
3.38%, 2/15/25	673,000	649,702
2.63%, 8/15/26	390,000	349,808
Warner Media LLC
3.60%, 7/15/25	50,000	47,311
3.55%, 6/1/24	260,000	251,493
		3,692,781
CONSUMER DISCRETIONARY — 1.5%
General Motors Financial
3.70%, 5/9/23	100,000	96,683
Toyota Motor Credit MTN
3.40%, 4/14/25	425,000	415,917
Walmart
3.70%, 6/26/28	100,000	98,483
		611,083
CONSUMER STAPLES — 6.6%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	925,000	879,876
Coca-Cola
2.88%, 10/27/25	300,000	284,954
CVS Health
4.30%, 3/25/28	475,000	463,232
3.38%, 8/12/24	155,000	148,593
Mondelez International
4.00%, 2/1/24	150,000	150,114
PepsiCo
3.60%, 3/1/24	430,000	429,943
3.00%, 10/15/27	250,000	234,249
		2,590,961
ENERGY — 12.8%
BP Capital Markets PLC
3.28%, 9/19/27	550,000	518,137
Canadian Natural Resources
3.90%, 2/1/25	298,000	289,415
3.80%, 4/15/24	143,000	140,542
Chevron
2.95%, 5/16/26	250,000	235,357
ConocoPhillips
4.95%, 3/15/26	300,000	318,467
Enbridge
3.70%, 7/15/27	300,000	281,898
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	411,575
3.35%, 3/15/23	402,000	393,627
ExxonMobil
3.18%, 3/15/24	535,000	527,914
3.04%, 3/1/26	250,000	238,659
Kinder Morgan Energy Partners
3.95%, 9/1/22	355,000	355,579
Magellan Midstream Partners
5.00%, 3/1/26	200,000	209,090
Occidental Petroleum
3.50%, 6/15/25	285,000	279,993
Shell International Finance
3.25%, 5/11/25	500,000	481,883
Suncor Energy
3.60%, 12/1/24	135,000	132,574
TransCanada PipeLines
4.88%, 1/15/26	250,000	257,630
		5,072,340
FINANCIALS — 25.0%
Bank of America MTN
4.00%, 4/1/24	450,000	449,248
3.25%, 10/21/27	720,000	661,287
Bank of New York Mellon MTN
3.85%, 4/28/28	425,000	421,298
Bank of Nova Scotia
4.50%, 12/16/25	525,000	519,035
Branch Banking & Trust
3.63%, 9/16/25	350,000	340,026
Citigroup
3.89%, VAR ICE LIBOR USD 3 Month+1.563%, 1/10/28	300,000	286,887
3.75%, 6/16/24	295,000	290,326
3.52%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	475,000	440,071
3.40%, 5/1/26	225,000	211,182
3.30%, 4/27/25	445,000	422,469
Goldman Sachs Group
3.75%, 5/22/25	200,000	193,735
HSBC Holdings PLC
4.04%, VAR ICE LIBOR USD 3 Month+1.546%, 3/13/28	300,000	287,113
JPMorgan Chase
4.01%, VAR ICE LIBOR USD 3 Month+1.120%, 4/23/29	200,000	193,918
3.30%, 4/1/26	575,000	543,021
2.95%, 10/1/26	970,000	888,851
Manulife Financial
4.15%, 3/4/26	375,000	372,307
Metropolitan Life Global Funding I
3.45%, 12/18/26 (A)	150,000	144,494
Morgan Stanley MTN
3.70%, 10/23/24	475,000	462,854
PNC Financial Services Group
3.15%, 5/19/27	440,000	412,449
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	474,539
State Street
3.55%, 8/18/25	175,000	170,929
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	195,505
US Bancorp MTN
3.15%, 4/27/27	325,000	306,339

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
US Bank
2.80%, 1/27/25	$320,000	$301,690
Wells Fargo
3.00%, 4/22/26	500,000	460,765
3.00%, 10/23/26	300,000	274,399
Wells Fargo MTN
3.00%, 2/19/25	180,000	168,465
		9,893,202
HEALTH CARE — 5.1%
Abbott Laboratories
3.75%, 11/30/26	170,000	167,368
3.40%, 11/30/23	316,000	312,589
Amgen
2.60%, 8/19/26	385,000	344,507
Anthem
4.10%, 3/1/28	340,000	328,695
Gilead Sciences
3.70%, 4/1/24	75,000	74,244
Halfmoon Parent
4.13%, 11/15/25 (A)	150,000	148,259
Humana
3.95%, 3/15/27	150,000	145,408
Johnson & Johnson
2.90%, 1/15/28	400,000	373,761
Novartis Capital
3.40%, 5/6/24	100,000	99,129
		1,993,960
INDUSTRIALS — 4.9%
CSX
3.80%, 3/1/28	100,000	96,466
3.35%, 11/1/25	150,000	143,518
General Dynamics
2.63%, 11/15/27	250,000	227,342
Lockheed Martin
3.55%, 1/15/26	515,000	502,751
Norfolk Southern
3.85%, 1/15/24	241,000	241,355
2.90%, 6/15/26	245,000	226,776
Raytheon
3.15%, 12/15/24	225,000	218,969
Union Pacific
3.25%, 8/15/25	100,000	95,508
3.00%, 4/15/27	200,000	186,813
		1,939,498
INFORMATION TECHNOLOGY — 2.9%
Apple
3.00%, 11/13/27	300,000	279,726
2.45%, 8/4/26	225,000	204,902
Microsoft
3.30%, 2/6/27	500,000	485,118
3.13%, 11/3/25	185,000	179,103
		1,148,849
MATERIALS — 0.6%
Sherwin-Williams
3.13%, 6/1/24	250,000	237,222

REAL ESTATE — 3.9%
AvalonBay Communities MTN
2.85%, 3/15/23	200,000	193,304
Boston Properties
3.65%, 2/1/26	275,000	264,188

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
ERP Operating
3.38%, 6/1/25	$670,000	$647,326
Ventas Realty
3.85%, 4/1/27	100,000	95,055
Welltower
4.50%, 1/15/24	225,000	227,937
4.25%, 4/1/26	100,000	98,847
		1,526,657
UTILITIES — 6.6%
Commonwealth Edison
2.95%, 8/15/27	490,000	450,342
Consolidated Edison New York
3.30%, 12/1/24	294,000	286,340
Duke Energy Carolinas LLC
2.95%, 12/1/26	175,000	164,695
Florida Power & Light
3.13%, 12/1/25	175,000	168,742
MidAmerican Energy
3.50%, 10/15/24	565,000	562,854
3.10%, 5/1/27	300,000	284,161
PacifiCorp
3.60%, 4/1/24	360,000	359,409
Virginia Electric & Power
3.15%, 1/15/26	345,000	331,670
		2,608,213
TOTAL CORPORATE OBLIGATIONS		31,314,766

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Note
2.88%, 5/15/28 to 8/15/28	735,000	717,848
2.75%, 2/15/24 to 2/15/28	905,000	882,789
2.38%, 5/15/27	500,000	471,933
2.25%, 8/15/27	390,000	363,385
2.13%, 7/31/24	700,000	666,531

TOTAL U.S. TREASURY OBLIGATIONS		3,102,486

REGIONAL GOVERNMENT OBLIGATIONS — 3.3%
Province of Alberta Canada
3.30%, 3/15/28	200,000	194,803
Province of Ontario Canada
3.20%, 5/16/24	285,000	282,247
2.50%, 4/27/26	400,000	374,025
Province of Quebec Canada
2.88%, 10/16/24	280,000	272,634
2.75%, 4/12/27	200,000	188,704

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,312,413

REGISTERED INVESTMENT COMPANY — 2.8%
iShares Barclays Intermediate ETF	20,875	1,093,224

TOTAL REGISTERED INVESTMENT COMPANY		1,093,224

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.3%
FANNIE MAE — 1.3%
3.09%, 4/25/27 (B) (C)	$325,000	$310,703
2.72%, 10/25/24 (B)	200,000	191,728

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		502,431

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FANNIE MAE — 0.4%
6.63%, 11/15/30 (B)	110,000	143,327

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		143,327

REPURCHASE AGREEMENT — 5.8%
Counterparty: Bank of Nova Scotia
2.17% dated 10/31/18, due 11/1/18 in the amount of $2,291,138, fully collateralized by a $2,456,200 U.S. Treasury Bond, coupon 3.00%, maturity 5/15/45, value $2,303,071.
	2,291,000	2,291,000
TOTAL REPURCHASE AGREEMENT		2,291,000

TOTAL INVESTMENTS
(Cost $41,334,662) — 100.7%		39,759,647
OTHER ASSETS AND LIABILITIES, NET — (0.7)%		(260,917)
NET ASSETS — 100.0%		$39,498,730

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities amounted to $488,258 or 1.2% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ETF — Exchange-Traded Fund
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
USD — United States Dollar
VAR — Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$31,314,766	$—	$31,314,766
U.S. Treasury Obligations	—	3,102,486	—	3,102,486
Regional Government Obligations	—	1,312,413	—	1,312,413
Registered Investment Company	1,093,224	—	—	1,093,224
U.S. Government Mortgage Backed Obligations	—	502,431	—	502,431
U.S. Government Agency Obligation	—	143,327	—	143,327
Repurchase Agreement	—	2,291,000	—	2,291,000
Total Investments in Securities	$1,093,224	$38,666,423	$—	$39,759,647

For the period ended of October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 58.2%
AUSTRALIA — 4.4%
AGL Energy	16,094	$205,528
Amcor	18,559	175,127
AusNet Services	98,514	119,489
Goodman Group‡	20,320	149,341
GPT Group‡	56,620	207,072
Sonic Healthcare Limited	7,898	126,406
Telstra	60,441	132,211
Wesfarmers	760	25,169
Woolworths	7,579	152,970
		1,293,313
BELGIUM — 1.3%
Colruyt	5,810	337,816
Proximus SADP	1,352	34,446
Telenet Group Holding	261	12,645
		384,907
CANADA — 9.6%
Alimentation Couche-Tard, Cl B	2,600	124,169
Bank of Montreal	3,318	248,084
BCE	6,619	256,172
CAE	12,595	222,155
Canadian Imperial Bank of Commerce	422	36,441
Canadian Utilities, Cl A	2,163	51,313
CI Financial	11,478	169,757
Emera Inc.	1,700	52,455
First Capital Realty	1,200	17,903
George Weston	632	45,967
Great-West Lifeco	2,325	53,354
Imperial Oil	1,200	37,483
Intact Financial	4,135	326,698
Loblaw	3,083	154,191
Power Corp of Canada	6,387	131,869
Power Financial	12,071	259,951
RioCan‡	4,380	79,851
Royal Bank of Canada	1,387	101,060
Sun Life Financial	7,902	289,381
TELUS	1,304	44,654
TransCanada	3,339	125,905
		2,828,813
CHILE — 0.6%
Aguas Andinas, Cl A	90,748	47,200
Banco de Chile	844,279	116,949
		164,149
DENMARK — 0.6%
DSV	2,406	193,020

FINLAND — 0.9%
Sampo, Cl A	5,801	266,770

FRANCE — 0.5%
Thales	187	23,883
Vivendi	4,692	113,163
		137,046
GERMANY — 0.1%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	117	25,130

HONG KONG — 3.7%
CK Infrastructure Holdings	3,600	26,347
CLP Holdings	29,350	328,880
Guangdong Investment	20,000	35,805
HK Electric Investments & HK Electric Investments	322,000	306,317
HKT Trust & HKT	224,700	309,899
MTR	17,800	86,370
		1,093,618
ISRAEL — 3.5%
Azrieli Group	6,036	293,096
Bank Hapoalim	45,383	307,023
Bank Leumi Le-Israel	21,177	132,054
Mizrahi Tefahot Bank	17,430	293,356
		1,025,529
ITALY — 0.4%
Terna Rete Elettrica Nazionale	22,085	114,079

JAPAN — 7.4%
Asahi Group Holdings	1,100	48,339
Japan Prime Realty Investment‡	26	92,772
Japan Real Estate Investment‡	8	41,287
Japan Retail Fund Investment‡	156	288,131
Kintetsu Group Holdings	4,100	157,498
Lawson	1,100	69,825
Makita	3,200	110,632
Mitsubishi Tanabe Pharma	9,800	144,755
Nagoya Railroad	13,600	328,458
Nippon Building Fund Inc.‡	23	131,437
Nippon Telegraph & Telephone	2,800	115,468
Osaka Gas	14,400	263,318
Rinnai	900	65,380
Sekisui House	1,000	14,677
Seven & i Holdings	1,400	60,620
Tokyo Gas	2,500	61,482
Tokyu	1,600	26,433
Toray Industries	10,600	75,189
Toyo Suisan Kaisha	2,400	82,499
		2,178,200
MALAYSIA — 0.6%
Petronas Dagangan	7,900	49,168
PPB Group	15,480	62,030
Public Bank	12,400	72,942
		184,140
NEW ZEALAND — 0.5%
Spark New Zealand	58,197	150,301

NORWAY — 0.2%
Marine Harvest	1,034	25,033
Telenor	2,138	39,201
		64,234
PHILIPPINES — 1.0%
Aboitiz Power	378,500	238,398
BDO Unibank	29,475	67,516
		305,914
SINGAPORE — 6.8%
Ascendas‡	169,160	308,022
CapitaLand Commercial Trust‡	161,300	201,553
CapitaLand Mall Trust‡	213,058	324,511

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
ComfortDelGro	97,708	$159,094
SATS	81,200	292,236
Singapore Airlines	39,773	272,647
Singapore Press Holdings	148,604	284,793
Singapore Telecommunications	74,064	169,177
		2,012,033
SWEDEN — 2.0%
Skandinaviska Enskilda Banken, Cl A	19,670	203,553
Svenska Handelsbanken, Cl A	20,890	227,071
Swedbank	6,189	139,219
Telia	5,718	25,739
		595,582
SWITZERLAND — 4.9%
Baloise Holding	610	87,189
Ferguson PLC	587	39,575
Kuehne + Nagel International	1,052	146,212
Nestle SA	3,545	299,280
Novartis AG	856	74,962
Roche Holding AG	1,162	282,787
Swiss Prime Site	2,596	210,648
Swiss Re	2,727	246,065
Swisscom*	169	77,382
		1,464,100
TAIWAN — 4.8%
Chang Hwa Commercial Bank	171,090	97,195
Chunghwa Telecom ADR	8,461	296,812
Far EasTone Telecommunications	37,000	88,170
Formosa Plastics	97,870	320,043
Pou Chen	25,000	25,369
Taiwan Business Bank	497,390	164,196
Taiwan Mobile	82,643	295,309
Uni-President Enterprises	57,141	138,502
		1,425,596
THAILAND — 1.5%
Electricity Generating	47,900	334,158
Thai Union Group, Cl F	201,500	101,049
		435,207
UNITED KINGDOM — 2.9%
Compass Group PLC	13,092	257,504
Diageo PLC	7,449	257,523
Smith & Nephew PLC	6,168	100,260
Smiths Group PLC	3,843	68,504
SSE PLC	12,319	179,555
		863,346
TOTAL FOREIGN COMMON STOCK		17,205,027
U.S. COMMON STOCK — 37.9%
COMMUNICATION SERVICES — 0.6%
AT&T	5,335	163,678

CONSUMER DISCRETIONARY — 2.7%
Aramark	4,600	165,232
McDonald's	1,097	194,059
NIKE, Cl B	1,100	82,544
TJX	3,259	358,099
		799,934
CONSUMER STAPLES — 8.7%
Church & Dwight	5,984	355,270
Clorox	494	73,334
Coca-Cola	2,517	120,514
Colgate-Palmolive	715	42,578
ConAgra Foods	8,680	309,008
Constellation Brands, Cl A	1,417	282,309
Kellogg	4,832	316,399
Kimberly-Clark	154	16,062
McCormick	1,177	169,488
PepsiCo	2,525	283,760
Procter & Gamble	3,171	281,204
Sysco	4,669	333,040
		2,582,966
ENERGY — 0.7%
ExxonMobil	2,693	214,578

FINANCIALS — 5.4%
AGNC Investment ‡	9,639	171,960
American Financial Group	1,700	170,051
Annaly Capital Management ‡	1,400	13,818
Arch Capital Group *	8,028	227,754
Axis Capital Holdings	990	55,232
Berkshire Hathaway, Cl B *	530	108,798
Everest Re Group	1,092	237,903
Loews	6,256	291,279
New York Community Bancorp	12,512	119,865
Reinsurance Group of America, Cl A	100	14,237
Torchmark	731	61,887
US Bancorp	2,260	118,130
		1,590,914
HEALTH CARE — 3.0%
Eli Lilly	1,198	129,911
Johnson & Johnson	2,378	332,896
Stryker	979	158,813
UnitedHealth Group	1,069	279,383
		901,003
INDUSTRIALS — 7.1%
AGCO	300	16,812
Cintas	1,032	187,690
Expeditors International of Washington	3,538	237,683
General Dynamics	1,337	230,740
Honeywell International	1,843	266,903
Lockheed Martin	977	287,092
Northrop Grumman	831	217,681
Raytheon	681	119,202
Republic Services, Cl A	4,346	315,867
Resideo Technologies Inc. *	307	6,462
Waste Management	2,250	201,308
		2,087,440
INFORMATION TECHNOLOGY — 2.5%
Amphenol, Cl A	1,508	134,966
Fiserv *	3,294	261,214
Motorola Solutions	2,862	350,767
		746,947
UTILITIES — 7.2%
Ameren	1,114	71,942
American Electric Power	1,431	104,978
American Water Works	1,027	90,920
CenterPoint Energy	5,697	153,876
CMS Energy	1,072	53,086
Consolidated Edison	687	52,212
Dominion Energy	3,898	278,395
DTE Energy	2,043	229,633
Duke Energy	3,360	277,637

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
NextEra Energy	1,290	$222,525
Sempra Energy	1,012	111,442
Southern	5,786	260,544
Xcel Energy	4,415	216,379
		2,123,569
TOTAL U.S. COMMON STOCK		11,211,029
REGISTERED INVESTMENT COMPANIES — 1.4%
United States — 1.4%
iShares MSCI EAFE Index Fund	2,838	177,261
SPDR S&P 500 ETF Trust	847	229,224
		406,485
TOTAL REGISTERED INVESTMENT COMPANIES		406,485

TOTAL INVESTMENTS
(Cost $26,996,451) — 97.5%		28,822,541
OTHER ASSETS AND LIABILITIES, NET — 2.5%		746,670
NET ASSETS — 100.0%		$29,569,211

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
BMO Capital	11/30/18	USD	15,167,000	JPY	135,045	$353
BNY Mellon	11/30/18	USD	828,350	CHF	832,237	7,681
BNY Mellon	11/30/18	USD	2,025,900	SGD	1,468,810	5,367
BNY Mellon	11/30/18	AUD	10,614	USD	15,000	12
BNY Mellon	11/30/18	DKK	30,805	USD	201,000	(217)
BNY Mellon	11/30/18	EUR	5,710	USD	5,000	(34)
BNY Mellon	11/30/18	USD	4,619,405	SEK	509,273	3,322
BNY Mellon	11/30/18	HKD	30,891	USD	242,000	1
BNY Mellon	11/30/18	USD	1,549,520	AUD	1,096,425	(1,202)
BNY Mellon	11/30/18	JPY	61,153	USD	6,865,000	(188)
BNY Mellon	11/30/18	USD	232,200	NZD	151,559	(4)
BNY Mellon	11/30/18	USD	221,000	NOK	26,563	316
BNY Mellon	11/30/18	USD	180,029,900	JPY	1,602,973	4,211
BNY Mellon	11/30/18	USD	2,750,226	ILS	748,738	7,708
BNY Mellon	11/30/18	USD	7,970,600	HKD	1,017,399	(60)
BNY Mellon	11/30/18	USD	186,500	EUR	212,978	1,268
BNY Mellon	11/30/18	USD	704,385	DKK	107,829	637
BNY Mellon	11/30/18	USD	2,343,400	CAD	1,804,691	23,716
BNY Mellon	11/30/18	SGD	40,464	USD	56,000	(11)
CIBC	11/30/18	USD	325,000	SGD	235,482	712
CIBC	11/30/18	USD	5,000	EUR	5,708	32
CIBC	11/30/18	USD	168,000	DKK	25,710	143
Citigroup	11/30/18	USD	48,000	SGD	34,801	127
Citigroup	11/30/18	USD	36,000	AUD	25,474	(28)
Goldman Sachs	11/30/18	GBP	12,916	USD	10,000	(118)
Goldman Sachs	11/30/18	USD	681,560	GBP	880,317	8,065
HSBC	11/30/18	USD	284,000	SGD	205,889	737
HSBC	11/30/18	USD	267,000	EUR	304,794	1,702
RBC	11/30/18	USD	1,208,400	CAD	930,154	11,775
RBC	11/30/18	USD	555,000	SEK	61,180	392
RBC	11/30/18	USD	153,200	AUD	108,405	(117)
RBC	11/30/18	USD	15,767,000	JPY	140,384	365
Scotia Capital	11/30/18	USD	503,000	DKK	77,007	461
Scotia Capital	11/30/18	USD	325,000	EUR	371,147	2,214
Scotia Capital	11/30/18	USD	28,132,000	JPY	250,492	664
Scotia Capital	11/30/18	USD	135,000	NOK	16,226	193
Scotia Capital	11/30/18	USD	518,200	CHF	520,652	4,826
State Street	11/30/18	USD	369,000	HKD	47,101	(2)
State Street	11/30/18	USD	4,700,000	JPY	41,848	110
						$85,129

For the period ended October 31, 2018, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

CIBC — Canadian Imperial Bank of Commerce

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2018 (unaudited)

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$1,293,313	$—	$—	$1,293,313
Belgium	384,907	—	—	384,907
Canada	2,828,813	—	—	2,828,813
Chile	164,149	—	—	164,149
Denmark	193,020	—	—	193,020
Finland	266,770	—	—	266,770
France	137,046	—	—	137,046
Germany	25,130	—	—	25,130
Hong Kong	1,093,618	—	—	1,093,618
Israel	1,025,529	—	—	1,025,529
Italy	114,079	—	—	114,079
Japan	2,178,200	—	—	2,178,200
Malaysia	184,140	—	—	184,140
New Zealand	150,301	—	—	150,301
Norway	64,234	—	—	64,234
Philippines	305,914	—	—	305,914
Singapore	2,012,033	—	—	2,012,033
Sweden	595,582	—	—	595,582
Switzerland	1,464,100	—	—	1,464,100
Taiwan	1,425,596	—	—	1,425,596
Thailand	435,207	—	—	435,207
United Kingdom	863,346	—	—	863,346
U.S. Common Stock	11,211,029	—	—	11,211,029
Registered Investment Companies	406,485	—	—	406,485
Total Investments in Securities	$28,822,541	$—	$—	$28,822,541

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts**
Unrealized Appreciation	$—	$87,110	$—	$87,110
Unrealized Depreciation	—	(1,981)	—	(1,981)
Total Other Financial Instruments	$—	$85,129	$—	$85,129

**	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2018, there have been no transfers between Level, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.6%
CONSUMER DISCRETIONARY — 20.5%
CarMax *	8,122	$551,565
Carter's	18,828	1,807,112
Cedar Fair (A)	20,463	1,048,933
Dorman Products *	22,433	1,772,431
Extended Stay America	65,685	1,069,352
Hanesbrands	68,099	1,168,579
LCI Industries	25,675	1,780,561
LGI Homes *	42,189	1,805,267
NVR *	60	134,342
PetMed Express	39,257	1,096,841
Pool	5,510	803,083
Service International	25,473	1,056,365
Stamps.com *	8,265	1,670,935
Vail Resorts	1,732	435,286
		16,200,652
CONSUMER STAPLES — 5.8%
B&G Foods	51,548	1,342,310
Casey's General Stores	15,965	2,013,346
J&J Snack Foods	8,159	1,274,109
		4,629,765
ENERGY — 1.9%
Apergy *	27,683	1,079,360
Core Laboratories	4,644	395,855
		1,475,215
FINANCIALS — 18.7%
Artisan Partners Asset Management, Cl A	36,736	1,006,934
Axos Financial *	63,629	1,931,777
Bank OZK	77,528	2,121,166
Credit Acceptance *	1,409	598,008
Diamond Hill Investment Group	4,846	834,384
Eagle Bancorp *	44,596	2,192,785
FactSet Research Systems	7,025	1,571,914
Markel *	476	520,382
Texas Capital Bancshares *	27,039	1,763,754
Universal Insurance Holdings	32,167	1,350,371
Western Alliance Bancorp *	19,181	925,291
		14,816,766
HEALTH CARE — 7.8%
Bio-Rad Laboratories, Cl A *	1,129	308,048
Bruker	51,232	1,605,099
Centene *	4,941	643,911
Charles River Laboratories International *	10,275	1,251,700
Encompass Health	26,053	1,753,367
Universal Health Services, Cl B	5,164	627,736
		6,189,861
INDUSTRIALS — 17.1%
AMERCO *	4,120	1,345,098
AMETEK	7,876	528,322
Fortune Brands Home & Security	7,498	336,135
Genesee & Wyoming, Cl A *	14,772	1,170,386
Hexcel	30,048	1,758,409
KAR Auction Services	18,210	1,036,877
Middleby *	8,665	973,079
Timken	29,426	1,163,798
Toro	41,990	2,365,297
Watsco	8,010	1,186,922
Woodward	15,563	1,146,059
XPO Logistics *	6,200	554,156
		13,564,538
INFORMATION TECHNOLOGY — 14.1%
Coherent *	12,973	1,597,495
CyberArk Software *	3,774	257,613
LogMeIn	26,265	2,261,942
Marvell Technology Group	23,748	389,705
MAXIMUS	17,556	1,140,613
MKS Instruments	10,281	757,607
PTC *	3,051	251,433
Sabre	78,165	1,926,767
Universal Display	20,697	2,545,938
		11,129,113
MATERIALS — 4.9%
Berry Global Group *	30,467	1,328,970
Martin Marietta Materials	1,463	250,583
Summit Materials, Cl A *	39,406	531,981
Valvoline	87,878	1,750,530
		3,862,064
REAL ESTATE — 5.8%
GEO Group ‡	43,474	961,210
Howard Hughes *	7,082	789,785
Jones Lang LaSalle	12,031	1,591,220
Ryman Hospitality Properties ‡	16,624	1,289,856
		4,632,071
TOTAL COMMON STOCK		76,500,045

TOTAL INVESTMENTS
(Cost $84,040,205) — 96.6%		76,500,045
OTHER ASSETS AND LIABILITIES, NET — 3.4%		2,685,235
NET ASSETS — 100.0%		$79,185,280

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2018, this security amounted to$1,048,933 or 1.3% of net assets.

Cl — Class

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2018 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2018, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended October 31, 2018, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*        /s/ R. Michael Thorfinnson, President

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ R. Michael Thorfinnson, President

Date: December 19, 2018

By (Signature and Title)*        /s/ Eric Kleinschmidt, Treasurer

Date: December 19, 2018

* Print the name and title of each signing officer under his or her signature.